Note 11 - Other Borrowings - Maturities of Other Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
2018, amount	$ 20,252
2018, weighted-average interest rate	1.16%
2019, amount	$ 155
2019, weighted-average interest rate	4.04%
2020, amount	$ 116
2020, weighted-average interest rate	4.04%
2021, amount	$ 87
2021, weighted-average interest rate	4.04%
2022	$ 65
2022	4.04%
Beyond 2021, amount	$ 8,390
Beyond 2021, weighted-average interest rate	2.79%
Total, amount	$ 29,065	$ 9,437
Total, weighted-average interest rate	2.86%